Consolidated statement of changes in equity - USD ($) $ in Thousands	Total	Increase (decrease) due to changes in accounting policy required by IFRSs, cumulative effect at date of initial application	Opening balance after adjustment, cumulative effect at date of initial application	Share capital	Share capital Opening balance after adjustment, cumulative effect at date of initial application	Share premium	Share premium Opening balance after adjustment, cumulative effect at date of initial application	Accumulated deficit	Accumulated deficit Increase (decrease) due to changes in accounting policy required by IFRSs, cumulative effect at date of initial application	Accumulated deficit Opening balance after adjustment, cumulative effect at date of initial application	Other reserves		Other reserves Opening balance after adjustment, cumulative effect at date of initial application	[1]
Beginning balance at Dec. 31, 2018	$ 62,090	$ (502)	$ 61,588	$ 20	$ 20	$ 138,054	$ 138,054	$ (78,435)	$ (502)	$ (78,937)	$ 2,451	[1]	$ 2,451
Loss for the year	(53,841)							(53,841)
Other comprehensive income	572										572	[1]
Transactions with shareholders	8,319			20		138,054		(132,778)			3,023	[1]
Issuance of share capital	279,126			8,206		270,920
Conversion of share premium to share capital	0			252,071		(252,071)
Business combination under common control	(63,613)							(63,613)
Ending balance at Dec. 31, 2019	223,832			260,297		156,903		(196,391)			3,023	[1]
Loss for the year	(95,447)							(95,447)
Other comprehensive income	16,490										16,490	[1]
Transactions with shareholders	144,875			260,297		156,903		(291,838)			19,513	[1]
Issuance of share capital	188,644			13,829		174,815
Restrictive Share Plan to employees	31,990										31,990	[1]
Equity-settled share-based payments	28,385										28,385	[1]
Allocation of treasure shares to employees											49,856
Impact from conversion of share capital from EUR to USD											275,669
Business combination under common control	(842)							(842)
Ending balance at Dec. 31, 2020	393,052			274,126		331,718		(292,680)			79,888	[1]
Loss for the year	(1,304,381)							(1,304,381)
Other comprehensive income	(18,573)										(18,573)	[1]
Other comprehensive income	257,096
Transactions with shareholders	(929,902)			274,126		331,718		(1,597,061)			61,315	[1]
Issuance of share capital as consideration for the merger with CIIG	1,591,090			8,543		711,625					870,922	[1]
Adjustment of shareholding transferred from Arrival Luxembourg S.à r.l. to Arrival	0			(211,064)		4,602,685					(4,391,621)	[1]
Issuance of share capital	335,636			4,199		331,437
Initial share capital of Arrival	35			35
Reduction of capital of Arrival	0			(35)							35	[1]
Exercise of warrants into shares	223,267			1,694		139,149					82,424	[1]
Equity-settled share-based payments	5,189										5,189	[1]
Treasury shares	(1,203)										(1,203)	[1]
Allocation of treasure shares to employees	1,466										1,466	[1]
Impact from conversion of share capital from EUR to USD	0			(3,452)		(272,217)					275,669
Ending balance at Dec. 31, 2021	$ 1,225,578			$ 74,046		$ 5,844,397		$ (1,597,061)			$ (3,095,804)	[1]

[1]	Other reserves comprise of foreign currency translation, share base payments reserves relating to Arrival Share Option Plan 2020 (“SOP”), Restricted Share Plan (“RSP”) and Restricted Stock Unit (“RSU”) and equity reserves which are not distributable (see note 13B).